Thrivent Core Plus Bond ETF Investment Objectives and Goals - Thrivent Core Plus Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Core Plus Bond ETF TCPB
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Thrivent Core Plus Bond ETF (the "Fund") seeks a high level of current income and, secondarily, total return and long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval.
Objective, Secondary [Text Block]	secondarily, total return and long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval.